UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC

350 Madison Avenue, 9th Floor

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-389-8713

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2013 Fair Value

	Investments in Securities – 122.64%
	Common Stocks – 122.64%
	China – 8.14%
	E-Commerce / Services – 2.01%
537,200	Ctrip.com International Ltd ADR *	$26,655,864

	Gas - Distribution – 0.90%
1,616,000	ENN Energy Holdings Ltd	11,952,617

	Internet Content - Entertainment – 0.35%
154,270	Youku Tudou Inc ADR * (a)	4,674,381

	Retail - Regional Department Stores – 0.31%
3,140,000	Golden Eagle Retail Group Ltd	4,146,845

	Web Portals / ISP – 4.57%
341,100	Baidu Inc ADR * (a)	60,674,868

	Total China (cost $84,924,169)	$108,104,575

	Hong Kong – 5.96%
	Alternative Waste Technology – 2.52%
24,931,000	China Everbright International Ltd	33,375,306

	Casino Hotels – 3.44%
5,093,000	Galaxy Entertainment Group Ltd *	45,683,463

	Total Hong Kong (cost $31,894,371)	$79,058,769

	Japan – 12.25%
	Audio / Video Products – 0.67%
514,700	Sony Corp ADR	8,899,163

	Commerce Banks - Non U.S. – 0.88%
2,213,723	Sumitomo Mitsui Trust Holdings Inc	11,668,356

	E-Commerce / Products – 3.15%
2,811,921	Rakuten Inc	41,842,390

	Electronic Components - Miscellaneous – 0.90%
1,055,600	Alps Electric Co Ltd	12,001,732

	Finance - Leasing Company – 1.80%
1,360,060	ORIX Corp	23,900,203

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2013 Fair Value

	Common Stocks (continued)
	Japan (continued)
	Finance - Other Services – 2.57%
1,197,384	Japan Exchange Group Inc	$34,051,480

	Resorts / Theme Parks – 0.43%
39,314	Oriental Land Co Ltd	5,674,263

	Retail - Apparel / Shoes – 0.42%
150,371	United Arrows Ltd	5,636,856

	Retail - Discount – 0.44%
95,701	Don Quijote Holdings Co Ltd	5,800,061

	Retail - Vision Service Centers – 0.47%
147,182	Jin Co Ltd	6,231,482

	Transport - Truck – 0.52%
339,671	Yamato Holdings Co Ltd	6,870,658

	Total Japan (cost $144,221,628)	$162,576,644

	Switzerland – 0.48%
	Diversified Manufacturing Operations – 0.48%
82,180	Pentair Ltd	6,382,921

	Total Switzerland (cost $6,359,436)	$6,382,921

	United States – 95.81%
	Apparel Manufacturers – 2.25%
416,060	Carter’s Inc (a)	29,868,947

	Applications Software – 0.85%
126,620	Imperva Inc *	6,094,221
93,500	ServiceNow Inc *	5,236,935

		11,331,156

	Auction House / Art Dealer – 0.41%
102,730	Sotheby’s	5,465,236

	Commercial Services - Finance – 4.68%
82,680	Alliance Data Systems Corp *	21,739,052
48,370	Mastercard Inc, Class A (a)	40,411,200

		62,150,252

	Computer Aided Design – 1.70%
539,030	Aspen Technology Inc * (a)	22,531,454

	Computer Data Security – 0.37%
211,371	Qualys Inc *	4,884,784

	Computers – 3.65%
86,280	Apple Inc (a)	48,412,571

	Consulting Services – 2.15%
434,640	Verisk Analytics Inc, Class A * (a)	28,564,541

	Consumer Products - Miscellaneous – 0.53%
310,546	Tumi Holdings Inc * (a)	7,002,812

	E-Commerce / Products – 3.16%
105,330	Amazon.com Inc * (a)	42,004,551

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2013 Fair Value

	Common Stocks (continued)
	United States (continued)
	E-Commerce / Services – 6.60%
3,837,510	Groupon Inc *	$45,167,493
512,700	TripAdvisor Inc * (a)	42,466,941

		87,634,434

	Electronic Components - Semiconductors – 2.78%
97,100	OmniVision Technologies Inc * (a)	1,670,120
765,940	Xilinx Inc (a)	35,171,965

		36,842,085

	Electronic Design Automation – 2.98%
533,580	Cadence Design Systems Inc * (a)	7,480,792
789,970	Synopsys Inc * (a)	32,049,083

		39,529,875

	Enterprise Software / Services – 2.09%
79,159	Benefitfocus Inc *	4,570,641
209,830	Guidewire Software Inc *	10,296,358
311,430	Informatica Corp *	12,924,345

		27,791,344

	Finance - Credit Card – 5.51%
422,370	American Express (a)	38,321,630
156,520	Visa Inc, Class A (a)	34,853,874

		73,175,504

	Finance - Other Services – 3.85%
227,190	IntercontinentalExchange Group Inc	51,099,575

	Food - Retail – 0.72%
165,110	Whole Foods Market Inc	9,548,311

	Internet Application Software – 0.30%
1,033,040	Zynga Inc, Class A * (a)	3,925,552

	Internet Content - Entertainment – 0.58%
289,220	Pandora Media Inc. *	7,693,252

	Internet Content - Information / Network – 1.67%
69,320	LinkedIn Corp, Class A *	15,030,656
104,150	Yelp Inc * (a)	7,181,143

		22,211,799

	Internet Infrastructure Software – 0.76%
449,960	TIBCO Software Inc * (a)	10,115,101

	Internet Security – 0.72%
219,290	FireEye Inc *	9,563,237

	Investment Management / Advisory Services – 0.90%
55,340	Affiliated Managers Group Inc *	12,002,139

	Medical - Biomedical / Genetics – 8.52%
202,730	Alexion Pharmaceuticals Inc * (a)	26,975,254
285,350	Celgene Corp *	48,212,736
504,160	Gilead Sciences Inc *	37,887,624

		113,075,614

	Medical - Drugs – 0.44%
232,960	ACADIA Pharmaceuticals Inc *	5,821,670

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2013 Fair Value

	Common Stocks (continued)
	United States (continued)
	Medical - Outpatient / Home Medical – 3.02%
1,089,924	Premier Inc, Class A * (a)	$40,065,606

	Medical - Wholesale Drug Distribution – 2.70%
509,560	AmerisourceBergen Corp (a)	35,827,164

	Multimedia – 2.70%
1,037,440	Twenty-First Century Fox Inc, Class B (a)	35,895,424

	Office Automation & Equipment – 1.06%
601,560	Pitney Bowes Inc	14,016,348

	Publishing - Newspapers – 2.41%
1,792,055	News Corp, Class B * (a)	31,952,341

	Resorts / Theme Parks – 0.64%
229,100	Six Flags Entertainment Corp	8,435,462

	Retail - Apparel / Shoes – 1.02%
365,910	Urban Outfitters Inc * (a)	13,575,261

	Retail - Consumer Electronics – 0.81%
271,180	Best Buy Inc	10,814,658

	Retail - Discount – 3.77%
276,680	Costco Wholesale Corp (a)	32,927,687
304,660	Dollar Tree Inc * (a)	17,188,917

		50,116,604

	Retail - Home Furnishings – 0.70%
138,430	Restoration Hardware Holdings Inc *	9,316,339

	Retail - Major Department Stores – 1.14%
245,860	Nordstrom Inc (a)	15,194,148

	Retail - Miscellaneous / Diversified – 1.23%
349,540	Container Store Group *	16,292,059

	Retail - Restaurants – 2.75%
363,280	Dunkin’ Brands Group Inc	17,510,095
246,782	Potbelly Corp	5,991,866
165,490	Starbucks Corp	12,972,761

		36,474,722

	Retail - Sporting Goods – 1.62%
321,860	Cabela’s Inc * (a)	21,455,187

	Semiconductor Equipment – 4.35%
2,092,100	Applied Materials Inc (a)	37,009,248
1,175,510	Teradyne Inc *	20,712,485

		57,721,733

	Television – 4.10%
853,650	CBS Corp, Class B (a)	54,411,651

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2013 Fair Value

	Common Stocks (continued)
	United States (continued)
	Therapeutics – 1.39%
261,940	BioMarin Pharmaceutical Inc *	$18,406,524

	Web Portals / ISP – 2.23%
732,340	Yahoo! Inc * (a)	29,615,830

	Total United States (cost $1,021,719,196)	$1,271,832,857

	Total Common Stock (cost $1,289,118,800)	$1,627,955,766

	Total Investments in Securities (cost $1,289,118,800)†	$1,627,955,766

	Other Liabilities in Excess of Assets - (22.64%) **	$(300,553,584)

	Net Assets - 100.00%	$1,327,402,182

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $134,664,613 invested in a BNY Mellon Money Market Account, which is 10.14% of net assets, and foreign currency with a U.S. Dollar value of $22,908,414, which is 1.73% of net assets.
ADR	American Depository Receipt
†	Aggregate cost for federal income tax purposes is $1,299,405,332. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$347,033,157
Excess of cost of value	(18,482,723)

$328,550,434

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2013 Percentage of Net Assets (%)

Alternative Waste Technology	2.52
Apparel Manufacturers	2.25
Applications Software	0.85
Auction House / Art Dealer	0.41
Audio / Video Products	0.67
Casino Hotels	3.44
Commerce Banks - Non U.S.	0.88
Commercial Services - Finance	4.68
Computer Aided Design	1.70
Computer Data Security	0.37
Computers	3.65
Consulting Services	2.15
Consumer Products - Miscellaneous	0.53
Diversified Manufacturing Operations	0.48
E-Commerce / Products	6.31
E-Commerce / Services	8.61
Electronic Components - Miscellaneous	0.90
Electronic Components - Semiconductors	2.78
Electronic Design Automation	2.98
Enterprise Software / Services	2.09
Finance - Credit Card	5.51
Finance - Leasing Company	1.80
Finance - Other Services	6.42
Food - Retail	0.72
Gas - Distribution	0.90
Internet Application Software	0.30
Internet Content - Entertainment	0.93
Internet Content - Information / Network	1.67
Internet Infrastructure Software	0.76
Internet Security	0.72
Investment Management / Advisory Services	0.90
Medical - Biomedical / Genetics	8.52
Medical - Drugs	0.44
Medical - Outpatient / Home Medical	3.02
Medical - Wholesale Drug Distribution	2.70
Multimedia	2.70
Office Automation & Equipment	1.06
Publishing - Newspapers	2.41
Resorts / Theme Parks	1.07
Retail - Apparel / Shoes	1.44
Retail - Consumer Electronics	0.81
Retail - Discount	4.21
Retail - Home Furnishings	0.70
Retail - Major Department Stores	1.14
Retail - Miscellaneous / Diversified	1.23
Retail - Regional Department Stores	0.31
Retail - Restaurants	2.75
Retail - Sporting Goods	1.62
Retail - Vision Service Centers	0.47
Semiconductor Equipment	4.35
Transport - Truck	0.52
Television	4.10
Therapeutics	1.39
Web Portals / ISP	6.80

Total Investments in Securities	122.64%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2013 Fair Value

	Securities Sold, Not Yet Purchased – 31.87%
	Common Stock – 31.87%
	China – 1.92%
	Computers – 0.82%
8,996,000	Lenovo Group Ltd	$10,940,807

	Electric - Generation – 0.38%
2,132,000	Datang International Power Generation Co Ltd, Class H	984,370
4,452,000	Huaneng Power International Inc, Class H	4,024,958

		5,009,328

	Electronic Components - Miscellaneous – 0.58%
1,588,139	AAC Technologies Holdings Inc	7,711,550

	Metal Processors & Fabrication – 0.11%
4,484,000	China Zhongwang Holdings Ltd	1,387,922

	Metal - Aluminum – 0.03%
49,900	Aluminum Corp of China Ltd ADR	434,130

	Total China (proceeds $21,953,195)	$25,483,737

	Germany – 0.42%
	Enterprise Software / Services – 0.42%
63,500	SAP AG ADR	5,533,390

	Total Germany (proceeds $5,089,070)	$5,533,390

	Hong Kong – 2.34%
	Audio / Video Products – 0.13%
3,247,946	Skyworth Digital Holdings Ltd	1,788,648

	Distribution / Wholesale – 1.08%
11,124,000	Li & Fung Ltd	14,346,606

	Electric - Integrated – 0.80%
1,342,500	CLP Holdings Ltd	10,613,606

	Retail - Miscellaneous / Diversified – 0.33%
1,336,000	China Resources Enterprise Ltd	4,436,821

	Total Hong Kong (proceeds $34,514,873)	$31,185,681

	India – 0.88%
	Computer Services – 0.88%
205,300	Infosys Ltd ADR	11,619,980

	Total India (proceeds $9,701,283)	$11,619,980

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2013 Fair Value

	Common Stocks (continued)
	Japan – 3.91%
	Audio / Video Products – 0.45%
507,200	Panasonic Corp	$5,906,596

	Auto - Cars / Light Trucks – 0.32%
496,900	Nissan Motor Co Ltd	4,179,246

	Chemicals - Diversified – 1.12%
491,170	Kuraray Co Ltd	5,855,440
2,311,000	Sumitomo Chemical Co Ltd	9,058,865

		14,914,305

	Office Automation & Equipment – 1.74%
731,100	Canon Inc	23,163,151

	Printing - Commercial – 0.28%
356,000	Dai Nippon Printing Co Ltd	3,779,991

	Total Japan (proceeds $53,019,615)	$51,943,289

	South Korea – 0.47%
	Electronic Components - Miscellaneous – 0.47%
509,300	LG Display Co Ltd ADR	6,182,902

	Total South Korea (proceeds $7,154,858)	$6,182,902

	Switzerland – 0.41%
	Computers - Peripheral Equipment – 0.41%
397,800	Logitech International SA	5,445,882

	Total Switzerland (proceeds $5,078,515)	$5,445,882

	Taiwan – 0.68%
	Electronic Components - Miscellaneous – 0.21%
896,100	AU Optronics Corp ADR	2,795,832

	Semiconductor Components - Integrated Circuits – 0.47%
418,100	Siliconware Precision Industries Co ADR	2,500,238
1,830,500	United Microelectronics Corp ADR	3,734,220

		6,234,458

	Total Taiwan (proceeds $10,416,814)	$9,030,290

	United States – 20.84%
	Building - Mobile Home / Manufactured Housing – 0.30%
71,130	Thor Industries Inc	3,928,510

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2013 Fair Value

	Common Stocks (continued)
	United States (continued)
	Commercial Services - Finance – 0.75%
578,660	Western Union Co	$9,981,885

	Commercial Services – 0.68%
272,290	Weight Watchers International Inc	8,966,510

	Communications Software – 0.51%
180,210	SolarWinds Inc	6,817,344

	Computer Services – 1.67%
117,970	International Business Machines Corp	22,127,633

	Cruise Lines – 1.22%
403,540	Carnival Corp	16,210,202

	Electric - Integrated – 2.42%
323,010	PG&E Corp	13,010,843
122,480	Pinnacle West Capital Corp	6,481,642
392,310	Public Service Enterprise Group Inc	12,569,612

		32,062,097

	Electronic Components - Semiconductors – 2.48%
264,770	Cree Inc	16,566,659
631,260	Intel Corp	16,387,510

		32,954,169

	Food - Miscellaneous / Diversified – 0.46%
122,920	General Mill Inc	6,134,937

	Human Resources – 0.11%
196,080	Monster Worldwide Inc	1,398,050

	Internet Content - Information / Network – 0.12%
211,500	Dice Holdings Inc	1,533,375

	Medical - Biomedical / Genetics – 0.90%
104,620	Amgen Inc	11,943,419

	Recreational Centers – 0.83%
235,490	Life Time Fitness Inc	11,068,030

	REITS - Diversified – 0.82%
128,040	Digital Realty Trust Inc	6,289,325
52,070	Vornado Realty Trust	4,623,295

		10,912,620

	REITS - Office Property – 0.88%
331,800	Mack-Cali Realty Corp	7,127,064
276,750	Piedmont Office Realty Trust Inc, Class A	4,571,910

		11,698,974

	REITS - Shopping Centers – 0.02%
6,540	Regency Centers Corp	302,802

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2013 Fair Value

	Common Stocks (continued)
	United States (continued)
	Rental Auto / Equipment – 1.13%
194,180	Aaron’s Inc	$5,708,892
280,080	Rent-A-Center Inc	9,337,867

		15,046,759

	Retail - Apparel / Shoes – 0.41%
104,330	Buckle Inc	5,483,586

	Sector Fund - Real Estate – 1.05%
221,270	iShares US Real Estate ETF	13,959,924

	Sector Fund - Utility – 1.16%
405,810	Utilities Select Sector SPDR Fund ETF	15,408,606

	Security Services – 1.39%
455,500	ADT Corp	18,434,085

	Telecommunication Equipment - Fiber Optics – 1.18%
876,850	Corning Inc	15,625,467

	Web Hosting / Design – 0.35%
116,950	Rackspace Hosting Inc	4,576,254

	Total United States (proceeds $268,249,957)	$276,575,238

	Total Common Stock (proceeds $415,178,180)	$423,000,389

	Total Securities Sold, Not Yet Purchased (proceeds $415,178,180)	$423,000,389

ETF	Exchange Traded Fund

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	December 31, 2013 Percentage of Net Assets (%)

Audio / Video Products	0.58
Auto - Cars / Light Trucks	0.32
Building - Mobile Home / Manufactured Housing	0.30
Chemicals - Diversified	1.12
Commercial Services - Finance	0.75
Commercial Services	0.68
Communications Software	0.51
Computers	0.82
Computers - Peripheral Equipment	0.41
Computer Services	2.55
Cruise Lines	1.22
Distribution / Wholesale	1.08
Electric - Generation	0.38
Electric - Integrated	3.22
Electronic Components - Miscellaneous	1.26
Electronic Components - Semiconductors	2.48
Enterprise Software / Services	0.42
Food - Miscellaneous / Diversified	0.46
Human Resources	0.11
Internet Content - Information / Network	0.12
Medical - Biomedical / Genetics	0.90
Metal Processors & Fabrication	0.11
Metal - Aluminum	0.03
Office Automation & Equipment	1.74
Printing - Commercial	0.28
Recreational Centers	0.83
REITS - Diversified	0.82
REITS - Office Property	0.88
REITS - Shopping Centers	0.02
Rental Auto / Equipment	1.13
Retail - Apparel / Shoes	0.41
Retail - Miscellaneous / Diversified	0.33
Sector Fund - Real Estate	1.05
Sector Fund - Utility	1.16
Security Services	1.39
Semiconductor Components - Integrated Circuits	0.47
Telecommunication Equipment - Fiber Optics	1.18
Web Hosting / Design	0.35

Total Securities Sold, Not Yet Purchased	31.87%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (0.17%)
	Total Return Swap Contracts - (0.17%)
	Audio / Video Products - 0.00%
$(6,581,725)	3/6/2014	Sharp Corp	$(56,647)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Building Products - Doors & Windows - (0.01%)
(12,550,218)	3/6/2014	Asahi Glass Co Ltd	(130,929)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Capacitors - 0.00%
(13,094,395)	3/6/2014	Taiyo Yuden Co Ltd	35,948

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.85%.

	Chemicals - Diversified - 0.01%
(24,856,181)	3/6/2014	Nitto Denko Corp	142,043

Agreement with Morgan Stanley, dated 03/01/10 to deliver the total return of the shares of Nitto Denko Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Computers - (0.03%)
(12,201,803)	3/6/2014	Asustek Computer Inc	(144,532)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.13%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Computers - (continued)
$(3,370,935)	3/6/2014	Compal Electronics Inc	$(126,698)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Compal Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.18%.

(6,031,387)	3/6/2014	Quanta Computer Inc	(101,618)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Quanta Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.49%.

(2,726,122)	3/6/2014	Wistron Corporation	(11,073)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wistron Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.98%.

			(383,921)

	Computers - Peripheral Equipment - (0.01%)
(7,514,198)	3/6/2014	Innolux Display Corp	(196,515)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electric Products - Miscellaneous - (0.02%)
$(12,281,167)	3/6/2014	LG Electronics Inc	$(118,215)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.45%.

(7,325,403)	3/6/2014	LG Innotek Co Ltd	(161,240)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

			(279,455)

	Electronic Components - Miscellaneous - (0.08%)
(5,635,913)	3/6/2014	AU Optronics Corp	(167,410)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

(12,419,988)	3/6/2014	Hon Hai Precision Industry Co Ltd	(226,531)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electric Components - Miscellaneous (continued)
$(5,026,273)	3/6/2014	NEC Corporation	$(180,264)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NEC Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(12,062,669)	3/6/2014	Nippon Electric Glass Co	(90,207)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Electric Glass Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(7,184,779)	3/6/2014	Samsung Electro-Mechanics Co Ltd	51,621

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.41%.

(5,888,495)	3/6/2014	Toshiba Corp	(129,316)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Toshiba Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(3,910,365)	3/6/2014	TPK Holding Co Ltd	(269,020)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of TPK Holding Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.

(1,143,997)	3/6/2014	Wintek Corp	(43,488)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wintek Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.72%.

			(1,054,615)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors - (0.11%)
$(4,079,828)	3/6/2014	Epistar Corp	$(76,368)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Epistar Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.75%.

(9,598,605)	3/6/2014	MediaTek Inc	(416,175)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

(3,596,047)	3/6/2014	Nippon Chemi-Con Corp	21,336

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.56%.

34,804,883	3/6/2014	Samsung Electronics Co Ltd	(764,566)

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(2,915,346)	3/6/2014	SK Hynix Inc	(75,798)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(1,311,571)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Finance - Investment Banker / Broker - 0.01%
$(1,586,349)	3/6/2014	Bolsas y Mercados Espanoles SA	$86,369

Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

	Food - Retail - 0.00%
(6,273,748)	3/6/2014	Delhaize Group	43,129

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Delhaize Group in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(6,323,014)	3/6/2014	Koninklijke Ahold NV	(41,569)

Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Koninklijke Ahold NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(13,705,709)	12/11/2014	Tesco PLC	(27,706)

Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(9,343,617)	12/11/2014	WM Morrison Supermarkets PLC	22,488

Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(3,658)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Hotels & Motels - 0.04%
$23,753,368	12/11/2014	Whitbread PLC	$511,035

Agreement with Morgan Stanley, dated 12/08/2012 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Internet Content - Entertainment - 0.00%
(4,387,213)	3/6/2014	Gree Inc	(18,689)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Gree Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.

	Metal Processors & Fabrication - (0.01%)
(4,636,949)	3/6/2014	Catcher Technology Co Ltd	(186,998)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

	Office Automation & Equipment - (0.01%)
(11,268,855)	3/6/2014	Ricoh Co Ltd	(144,626)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Photo Equipment & Supplies - (0.03%)
$(3,700,772)	3/6/2014	Largan Precision Co Ltd	$(76,496)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

(11,996,036)	3/6/2014	Nikon Corp	(244,710)

Agreement with Morgan Stanley, dated 03/01/10 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(321,206)

	Publishing - Periodicals - 0.00%
(1,805,919)	12/11/2014	UBM PLC	(32,091)

Agreement with Morgan Stanley, dated 12/08/2012 to receive the total return of the shares of UBM PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.40%.

	Retail - Drug Stores - 0.00%
1,531,490	5/28/2015	RAIA Drogasil SA	(7,782)

Agreement with Morgan Stanley, dated 05/28/2013 to receive the total return of the shares of RAIA Drogasil SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Restaurants - 0.01%
5,894,575	3/6/2014	Gourmet Master Co Ltd	77,203

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits - 0.03%
$(6,447,526)	3/6/2014	Novatek Microelectronics Corp	$(188,003)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.83%.

(6,123,046)	3/6/2014	Powertech Technology Inc	(69,804)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.

72,059,632	3/6/2014	QUALCOMM Inc	755,115

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

(2,339,719)	3/6/2014	Realtek Semiconductor Corp	(70,089)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.32%.

(1,041,166)	3/6/2014	United Microelectronics Corp	(21,307)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.30%.

			405,912

	Television - 0.01%
7,511,717	3/6/2014	Nippon Televison Holdings Inc	115,937

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Nippon Televison Holdings Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Web Portals / ISP - 0.02%
$52,576,493	3/6/2014	Google Inc, Class A	$152,912

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

5,681,667	3/6/2014	NAVER Corp	100,865

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of NAVER Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			253,777

	Wireless Equipment - 0.01%
11,170,470	3/6/2014	Samsung SDI Co Ltd	181,426

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung SDI Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Total Swap Contracts		$(2,319,053)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2013 Percentage of Net Assets (%)

Audio / Video Products	0.00%
Building Products - Doors & Windows	(0.01%)
Capacitors	0.00%
Chemical - Diversified	0.01%
Computers	(0.03%)
Computers - Peripheral Equipment	(0.01%)
E-Commerce / Products	0.00%
Electric Products - Miscellaneous	(0.02%)
Electronic Components - Miscellaneous	(0.08%)
Electronic Components - Semiconductors	(0.11%)
Finance - Investment Banker / Broker	0.01%
Food - Retail	0.00%
Hotels & Motels	0.04%
Internet Content - Entertainment	0.00%
Metal Processors & Fabrication	(0.01%)
Office Automation & Equipment	(0.01%)
Photo Equipment & Supplies	(0.03%)
Publishing - Periodicals	0.00%
Retail - Drug Stores	0.00%
Retail - Restaurants	0.01%
Semiconductor Components - Integrated Circuits	0.03%
Television	0.01%
Web Portals / ISP	0.02%
Wireless Equipment	0.01%

Total Swap Contracts	(0.17%)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2013 (Unaudited)

1.	Fair Value Measurement

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance December 31, 2013

Assets
Common Stock	$1,627,955,766	$—	$—	$1,627,955,766

Total Assets	$1,627,955,766	$—	$—	$1,627,955,766

Liabilities
Common Stock	$423,000,389	$—	$—	$423,000,389
Total Return Swaps	—	2,319,053	—	2,319,053

Total Liabilities	$423,000,389	$2,319,053	$—	$425,319,442

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2013 (Unaudited)(continued)

2.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

	a.	Total Return Swaps

SilverBay Capital Management LLC (the“Advisor”) may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

	b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2013 (Unaudited)(continued)

2.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	b.	Call and Put Options on Individual Securities (continued)

would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the three months ended December 31, 2013.

	c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

3.	Federal Income Tax Information

At December 31, 2013, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,299,405,332, and $420,740,730, respectively. For Federal income tax purposes, at December 31, 2013, accumulated net unrealized gain on portfolio investments was $328,550,434, consisting of $347,033,157 gross unrealized gain and $18,482,723 gross unrealized loss. The accumulated net unrealized loss on securities sold, not yet purchased, was $2,259,658, consisting of $18,533,986 gross unrealized gain and $20,793,644 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments and unrealized gain on securities sold, not yet purchased is attributable primarily to cumulative loss deferrals on wash sales and loss deferrals on unsettled short positions, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	2/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	2/28/2014

By (Signature and Title)*	/s/	George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer (principal financial officer)

Date	2/28/2014

* Print the name and title of each signing officer under his or her signature.